SCHEDULE OF CURRENCY EXCHANGE RATES (Details) - USD [Member]	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Exchange rate	0.7777
Year End Rate [Member]
Debt Instrument [Line Items]
Exchange rate	0.7777	0.7320
Average Rate [Member]
Debt Instrument [Line Items]
Exchange rate	0.7654	0.7483